Long-term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Loan amount	₨ 1,059,910.7	₨ 888,706.8	$ 15,326.6
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities	₨ 308,850.5	₨ 181,969.1
Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity	April 2019
Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 2023
Loans from banks/financial institutions (short-term) [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper issued interest rate		7.21%
Loans from banks/financial institutions (short-term) [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper issued interest rate		9.10%
Marginal cost lending rate [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Loan amount	₨ 220,311.8
London interbank offered rate (LIBOR) 1 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Loan amount	₨ 59,068.3
Buyers credit from banks at floating interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Maturity		Four years
Non-convertible debentures [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.28%		7.28%
Non-convertible debentures [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	11.50%		11.50%